Related Party Transactions (Narriative) (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Former President and Chief Executive Officer [Member]
Disclosure of transactions between related parties [line items]
Termination payment		$ 199,899
Former Vice President [Member]
Disclosure of transactions between related parties [line items]
Termination payment	$ 782,000
Former Chief Financial Officer [Member]
Disclosure of transactions between related parties [line items]
Termination payment	$ 405,509
CEO [Memeber]
Disclosure of transactions between related parties [line items]
Accounts payable and accrued liabilities		92,400
Chief Financial Officer [Member]
Disclosure of transactions between related parties [line items]
Accounts payable and accrued liabilities		$ 64,248